Income Tax (Tables)	6 Months Ended
Mar. 31, 2025
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The components of income tax expense are as follows:

	Three months ended March 31,		Six months ended March 31,
	2025	2024	2025	2024
Current income taxes	(36,049)	(29,138)	(56,025)	(33,748)
Deferred income taxes	(8,549)	(4,332)	(7,706)	(6,396)
Income tax expense	(44,598)	(33,470)	(63,731)	(40,144)